CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Net loss for the year	$ (4,865,933)	$ (88,405)	$ (73,712)
Adjusted for non-cash items:
Accrued related party interest	0	55,580	49,322
Shares issued on consulting agreement (Note 8)	322,862	0	0
Share based compensation (Note 10, 11)	3,447,415	0	0
Share of profit of a joint venture (Note 5)	(7,591)	0	0
Depreciation (Note 4)	12,770	0	0
Write down of receivables	0	5,239	0
Changes in non-cash working capital items:
Prepaid expense	(318,903)	(2,620)	(4,136)
Receivables	0	(1,600)	(2,676)
Due to related parties	0	0	6,215
Accounts payable and accrued liabilities	231,906	29,386	4,685
Cash used in operating activities	(1,177,474)	(2,420)	(20,302)
Investing activities
Purchase of equipment	(151,188)	0	0
Investment in joint venture (Note 5)	(526,720)	0	0
Advances to joint venture (Note 5)	(610,705)	0	0
Promissory note (Note 14)	(15,802)	0	0
Cash used in investing activities	(1,304,415)	0	0
Financing activities
Advances from related parties	0	2,420	20,302
Repayments of related parties (Note 6)	(117,081)	0	0
Repayments of related party notes payable (Note 7)	(43,681)	0	0
Proceeds from issuance of common shares (Note 8)	5,892,664	0	0
Proceeds from financing activities	5,731,902	2,420	20,302
Effect of exchange rate changes on cash	684	0	0
Net increase in cash and cash equivalents	3,250,697	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	3,250,697	0	0
Supplementary cash flow information
Interest paid	107,146	0	0
Non-cash loan settlement (Note 6, 7)	384,055	0	0
Taxes paid	$ 0	$ 0	$ 0